SUPPLEMENT DATED MARCH 25, 2022

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2021

FOR CLASS D, CLASS I AND P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2021 for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

All references to Janus Capital Management LLC are deleted and replaced with Janus Henderson Investors US LLC.

Main Street Core Portfolio – At a meeting held on March 23, 2022, the Board of Trustees (the “Board”) of Pacific Select Fund, including a majority of the Independent Trustees, approved J.P. Morgan Investment Management Inc. (“JPMorgan”) to serve as the sub-adviser of the Main Street Core Portfolio (the “Fund”) effective May 1, 2022, replacing Invesco Advisers, Inc. In addition, the Board approved a name change for the Fund to the Large-Cap Core Portfolio, a new policy for the Fund to invest at least 80% of its assets in equity securities of large-capitalization companies and a change to the investment goal of the Fund. As a result, all references to “Main Street Core Portfolio” will be replaced with “Large-Cap Core Portfolio (formerly named Main Street Core Portfolio).”

In connection with the sub-adviser change and Fund name change and the investment goal change, certain principal investment strategies of the Fund will change as described below. In order to facilitate these changes, a portion of the holdings of the Fund may be sold and new investments purchased in accordance with recommendations by JPMorgan. Pacific Life Fund Advisors LLC, the investment adviser to the Fund, may begin this transitioning prior to May 1, 2022 utilizing the principal investment strategies described below.

Disclosure Changes to the Fund Summaries section

Large-Cap Core Portfolio (formerly named Main Street Core Portfolio) – The following changes will be effective May 1, 2022:

The Investment Goal will be deleted and replaced with the following:

This Fund seeks long-term growth of capital.

The disclosure in the Principal Investment Strategies subsection will be deleted and replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in the equity securities of large-capitalization companies. The sub-adviser generally considers a company to be a large-capitalization company if the company has a market capitalization range within the S&P 500 Index, a benchmark index that measures the performance of the large-capitalization U.S. equity universe. As of December 31, 2021, the market capitalization range of the S&P 500 Index was approximately $4.0 billion to $2.9 trillion. As of December 31, 2021, the weighted average market capitalization of the Fund was approximately $525.4 billion.

The Fund focuses on those equity securities that the sub-adviser considers attractively valued and seeks to outperform the Fund’s benchmark index through superior stock selection.

The Fund primarily invests in the common stock of U.S. companies but may also invest up to 20% of its assets in the common stock of foreign issuers that are U.S. dollar denominated, including depositary receipts. The Fund may also invest in mid-capitalization companies.

In managing the Fund, the sub-adviser employs a three-step process that combines research, valuation and stock selection. The sub-adviser takes an in-depth look at company prospects, which is designed to provide insight into a company’s real growth potential. The research findings allow the sub-adviser to rank the companies according to their relative value. The sub-adviser then buys and sells equity securities using the research and valuation rankings as a basis.

In general, the sub-adviser buys equity securities that are identified as attractively valued and considers selling them when they appear to be overvalued or when other opportunities appear more attractive.

In the Principal Risks subsection, Mid-Capitalization Companies Risk and Foreign Markets Risk will be added after Value Companies Risk.

●	Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

●	Foreign Markets Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region. Depositary receipts are also subject to these risks.

In the Performance subsection, the last paragraph will be deleted and replaced with the following:

J.P. Morgan Investment Management Inc. began managing the Fund on May 1, 2022, and some investment policies changed at that time. Other firms managed the Fund before that date.

In the Management subsection, the “Sub-Adviser” information will be deleted and replaced with the following:

Sub-Adviser – J.P. Morgan Investment Management Inc. The primary persons jointly and primarily responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Scott Davis, Managing Director and Portfolio Manager	Since 2022
David Small, Managing Director and Portfolio Manager	Since 2022
Shilpee Raina, CFA, Executive Director and Portfolio Manager	Since 2022

Focused Growth Portfolio – In the Management subsection, the following is added to the “Portfolio Manager and Primary Title with Sub-Adviser” table:

Brian Recht, Portfolio Manager	Since 2022

Value Portfolio – In the Management subsection, the following is added to the “Portfolio Manager and Primary Title with Sub-Adviser” table:

Adam Krenn, CFA, Portfolio Manager	Since 2022

Pacific Dynamix – Conservative Growth Portfolio – In the Principal Risks from Holdings in Pacific Dynamix Underlying Funds subsection, Financial Sector Risk and Mid-Capitalization Companies Risk are removed, and Technology Sector Risk is added after Growth Companies Risk.

●	Technology Sector Risk: Technology companies face a number of risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. In addition, many U.S. technology companies have diverse operations, with products or services in foreign markets, exposing them to foreign markets risk.

Pacific Dynamix – Moderate Growth Portfolio – In the Principal Risks from Holdings in Pacific Dynamix Underlying Funds subsection, High Yield/High Risk or “Junk” Securities Risk is removed.

Portfolio Optimization Moderate-Conservative Portfolio – In the Principal Risks from Holdings in Underlying Funds subsection, Consumer Products Sector Risk is removed.

Portfolio Optimization Aggressive-Growth Portfolio – In the Principal Risks from Holdings in Underlying Funds subsection, Convertible Securities Risk and Inflation-Indexed Debt Securities Risk are removed, and Communications Sector Risk is added after Technology Sector Risk.

●	Communications Sector Risk: Companies in the communications sector may be significantly impacted by rapid changes in technology, intense competitive pressures such as pricing and cost competition, substantial government regulation, cybersecurity risks, and changes in consumer preferences.

Disclosure Changes to the Additional Information About Principal Investment Strategies and Principal Risks section

Large-Cap Core Portfolio (formerly named Main Street Core Portfolio) – The following changes will be effective May 1, 2022.

The Investment Goal will be deleted and replaced with the following:

This Fund seeks long-term growth of capital.

The disclosure in the Principal Investment Strategies subsection will be deleted and replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in the equity securities of large-capitalization companies. The sub-adviser generally considers a company to be a large-capitalization company if the company has a market capitalization range within the S&P 500 Index, a benchmark index that measures the performance of the large-capitalization U.S. equity universe. As of December 31, 2021, the market capitalization range of the S&P 500 Index was approximately $4.0 billion to $2.9 trillion. As of December 31, 2021, the weighted average market capitalization of the Fund was approximately $525.4 billion.

The Fund focuses on those equity securities that the sub-adviser considers attractively valued and seeks to outperform the Fund’s benchmark index through superior stock selection.

The Fund primarily invests in the common stock of U.S. companies but may also invest up to 20% of its assets in the common stock of foreign issuers that are U.S. dollar denominated, including depositary receipts. The Fund may also invest in mid-capitalization companies.

In managing the Fund, the sub-adviser employs a three-step process that combines research, valuation and stock selection. The sub-adviser takes an in-depth look at company prospects, which is designed to provide insight into a company’s real growth potential. The research findings allow the sub-adviser to rank the companies according to their relative value. The sub-adviser then buys and sells equity securities using the research and valuation rankings as a basis.

In general, the sub-adviser buys equity securities that are identified as attractively valued and considers selling them when they appear to be overvalued or when other opportunities appear more attractive. Along with attractive valuation, the sub-adviser often considers a number of other criteria, such as:

●	catalysts that could trigger a rise in a stock’s price;
●	high potential reward compared to potential risk; or
●	temporary mispricings caused by apparent market over-reactions.

In the Principal Risks subsection, Foreign Markets Risk and Mid-Capitalization Companies Risk will be added alphabetically.

Pacific Dynamix – Conservative Growth Portfolio – In the Principal Risks from Holdings in Pacific Dynamix Underlying Funds subsection, Financial Sector Risk and Mid-Capitalization Companies Risk are removed, and Technology Sector Risk is added alphabetically.

Pacific Dynamix – Moderate Growth Portfolio – In the Principal Risks from Holdings in Pacific Dynamix Underlying Funds subsection, High Yield/High Risk or “Junk” Securities Risk is removed.

Portfolio Optimization Moderate-Conservative Portfolio – In the Principal Risks from Holdings in Underlying Funds subsection, Consumer Products Sector Risk is removed.

Portfolio Optimization Aggressive-Growth Portfolio – In the Principal Risks from Holdings in Underlying Funds subsection, Convertible Securities Risk and Inflation-Indexed Debt Securities Risk are removed, and Communications Sector Risk is added alphabetically.

Disclosure Changes to the Additional Information About Fund Performance section

Effective May 1, 2022, in the Fund Name Changes subsection, the following will be added alphabetically:

Large-Cap Core Portfolio: Effective May 1, 2022, the Fund changed its name from “Main Street Core Portfolio” and some of its investment policies changed at that time.

Disclosure Changes to the About Management section

In the table for American Century Investment Management Inc., the following information is added to the section for the Value Portfolio:

Adam Krenn, CFA	Portfolio Manager of American Century since 2020 and a Senior Investment Analyst of American Century since 2012. He began his investment career in 2011 and has a BA from the University of Notre Dame.

In the table for Janus Capital Management LLC, the following information is added to the section for the Focused Growth Portfolio:

Brian Recht	Portfolio Manager of Janus since 2022 and a Research Analyst of Janus since 2015. He began his investment career in 2010 and has a BA from Dartmouth College, an MBA from the Stanford Graduate School of Business, and a JD from Stanford Law School.

Effective May 1, 2022, in the table for J.P. Morgan Investment Management Inc., the following section is added alphabetically:

LARGE-CAP CORE PORTFOLIO
Scott Davis	Managing Director since 2011, employee of JPMorgan since 2006, Portfolio Manager since 2013. He began his investment career in 1995 and has an MBA from Columbia Business School.
David Small	Managing Director since 2015, employee of JPMorgan since 2005, Portfolio Manager since 2016. He began his investment career in 2000 and has an MBA from Columbia University.
Shilpee Raina, CFA	Executive Director since 2016, employee of JPMorgan since 2004, research analyst on JPMorgan equity income and U.S. value funds from 2005 to 2021, Portfolio Manager since 2021. She began her investment career in 2004 and has a BS from University of Virginia’s McIntire School of Commerce.

SUPPLEMENT DATED MARCH 25, 2022

TO THE PACIFIC SELECT FUND STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 19, 2021 FOR THE INTERNATIONAL GROWTH PORTFOLIO

AND THE ESG DIVERSIFIED GROWTH PORTFOLIO

AND DATED MAY 1, 2021 FOR ALL OTHER FUNDS

This supplement revises the Pacific Select Fund Statement of Additional Information dated October 19, 2021 for the International Growth Portfolio and the ESG Diversified Growth Portfolio and dated May 1, 2021 for all other Funds (the “SAI”), as supplemented, and must be preceded or accompanied by the SAI. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

All references to Janus Capital Management LLC are deleted and replaced with Janus Henderson Investors US LLC.

Main Street Core Portfolio – At a meeting held on March 23, 2022, the Board of Trustees (the “Board”) of Pacific Select Fund, including a majority of the Independent Trustees, approved J.P. Morgan Investment Management Inc. (“JPMorgan”) to serve as the sub-adviser of the Main Street Core Portfolio (the “Fund”) effective May 1, 2022, replacing Invesco Advisers, Inc. In addition, the Board approved a name change for the Fund to the Large-Cap Core Portfolio, a new policy for the Fund to invest at least 80% of its assets in equity securities of large-capitalization companies and a change to the investment goal of the Fund. As a result, all references to “Main Street Core Portfolio” will be replaced with “Large-Cap Core Portfolio (formerly named Main Street Core Portfolio).”

ADDITIONAL INVESTMENT STRATEGIES OF THE FUNDS

Effective May 1, 2022, the Large-Cap Core Portfolio (formerly named Main Street Core Portfolio) section will be deleted and replaced with the following:

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: common stocks of small-capitalization companies; preferred stocks; convertible bonds; repurchase agreements; equity-linked and index-linked securities; rights; futures contracts; forward commitment agreements; when-issued securities; warrants; other investment companies, including ETFs; and other debt securities including, but not limited to, U.S. dollar-denominated corporate debt securities of domestic issuers, foreign issuers denominated in foreign currencies or U.S. dollar, and high yield/high risk debt securities that are rated non-investment grade (high yield/high risk debt instruments, sometimes called “junk bonds”), or if unrated, are of comparable quality as determined by the Manager. For more information on such securities, see the “High Yield/High Risk Bonds” section as well as Appendix A for more information on debt ratings.

To invest temporary cash balances, to maintain liquidity to meet redemptions or expenses, or for temporary defensive purposes, the Fund may invest non-principally in: money market instruments, including U.S. government securities and short-term bank obligations rated in the highest two rating categories by Moody’s, Standard & Poor’s or Fitch, or if unrated, are of comparable quality as determined by the Manager; certificates of deposit; time deposits; loans or credit agreements; bankers’ acceptances; short-term debt obligations of savings and loan institutions; and commercial paper and corporate obligations, including variable and floating rate securities that are issued by U.S. and foreign issuers and that are rated in the highest two rating categories by Moody’s, Standard & Poor’s or Fitch, or if unrated, are of comparable quality as determined by the Manager.

INFORMATION ABOUT THE MANAGERS

Effective May 1, 2022 in the Compensation Structures and Methods section, under JPMorgan’s portion, the following sentence will be added to the end of the third paragraph:

For the Large-Cap Core Portfolio, the benchmark for compensation purposes is the S&P 500 Index.

In the Other Accounts Managed section, under American Century’s portion of the table, the following is added:

Manager, Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
American Century
Adam Krenn[4]
Registered Investment Companies	4	$4,505,011,155	None	N/A
Other Pooled Investment Vehicles	None	N/A	None	N/A
Other Accounts	1	$605,990	None	N/A

4 Other Accounts Managed information as of December 31, 2021.

In the Other Accounts Managed section, under Janus’ portion of the table, the following is added:

Manager, Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
Janus
Brian Recht[4]
Registered Investment Companies	None	N/A	None	N/A
Other Pooled Investment Vehicles	None	N/A	None	N/A
Other Accounts	None	N/A	None	N/A

4 Other Accounts Managed information as of December 31, 2021.

Effective May 1, 2022, in the Other Accounts Managed section, under JPMorgan’s portion of the table the following will be added:

Manager, Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
JPMorgan
Scott Davis[4]
Registered Investment Companies	14	$28,135,257	None	N/A
Other Pooled Investment Vehicles	5	$13,633,757	3	$3,519,725
Other Accounts	29	$16,124,415	2	$1,415,386

Shilpee Raina[4]
Registered Investment Companies	12	$33,293,594	None	N/A
Other Pooled Investment Vehicles	2	$4,282,024	None	N/A
Other Accounts	12	$7,583,395	1	$969,435
David Small[4]
Registered Investment Companies	19	$35,705,445	None	N/A
Other Pooled Investment Vehicles	7	$14,215,089	None	N/A
Other Accounts	26	$6,309,774	5	$1,766,324

4 Other Accounts Managed information as of December 31, 2021.